Lease (Tables)	12 Months Ended
Dec. 31, 2021
Lease
Schedule of supplemental cash flow information related to operating leases

	For the Year Ended December 31,
	2020	2021
	RMB	RMB
Cash payments for operating leases	22,316	38,532
Right-of-use assets obtained in exchange for operating lease liabilities	—	157,946

Schedule of future lease payments under operating leases

Future lease payments under operating leases as of December 31, 2021 were as follows (in thousands):

RMB
2022	46,410
2023	45,675
2024	37,803
2025	778
Total future lease payments	130,666
Less: imputed interest	(8,008)
Total lease liabilities	122,658